SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
The Company’s exploration and production activities are conducted in three geographic segments: North America, North Sea and Offshore Africa. These activities include the exploration, development, production and marketing of crude oil, natural gas liquids and natural gas.
The Company’s Oil Sands Mining and Upgrading activities are reported in a separate segment from exploration and production activities.

	North America			North Sea			Offshore Africa

(millions of Canadian dollars)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Segmented product sales	$9,161	$7,209	$9,222	$784	$570	$638	$632	$603	$482
Less: royalties	(809)	(524)	(732)	(1)	(1)	(1)	(41)	(26)	(22)
Segmented revenue	8,352	6,685	8,490	783	569	637	591	577	460
Segmented expenses
Production	2,362	2,186	2,603	400	403	544	226	200	223
Transportation, blending and feedstock	2,291	1,941	2,309	31	48	61	1	2	2
Depletion, depreciation and amortization	3,243	3,465	4,248	509	458	388	205	262	273
Asset retirement obligation accretion	80	66	93	27	35	39	9	12	10
Realized risk management activities	(2)	8	(843)	—	—	—	—	—	—
Gain on acquisition, disposition and revaluation of properties	(35)	(32)	(739)	—	—	—	—	—	—
(Gain) loss from investments	(7)	(320)	6	—	—	—	—	—	—
Total segmented expenses	7,932	7,314	7,677	967	944	1,032	441	476	508
Segmented earnings (loss) before the following	$420	$(629)	$813	$(184)	$(375)	$(395)	$150	$101	$(48)
Non–segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Unrealized risk management activities
Foreign exchange (gain) loss
Total non–segmented expenses
Earnings (loss) before taxes
Current income tax recovery
Deferred income tax expense (recovery)
Net earnings (loss)

Midstream activities include the Company’s pipeline operations, an electricity co-generation system and Redwater Partnership. Production activities that are not included in the above segments are reported in the segmented information as other. Inter-segment eliminations include internal transportation and electricity charges.
Segmented revenue and segmented results include transactions between business segments. Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers are based on the location of the seller.
Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision makers.

Oil Sands Mining and Upgrading			Midstream			Inter–segment elimination and other			Total

2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
$7,072	$2,657	$2,764	$102	$114	$136	$(82)	$(55)	$(75)	$17,669	$11,098	$13,167
(167)	(24)	(49)	—	—	—	—	—	—	(1,018)	(575)	(804)
6,905	2,633	2,715	102	114	136	(82)	(55)	(75)	16,651	10,523	12,363

2,600	1,292	1,332	16	25	32	(8)	(7)	(8)	5,596	4,099	4,726
679	80	82	—	—	—	(85)	(68)	(75)	2,917	2,003	2,379
1,220	662	562	9	11	12	—	—	—	5,186	4,858	5,483
48	29	31	—	—	—	—	—	—	164	142	173
—	—	—	—	—	—	—	—	—	(2)	8	(843)
(230)	—	—	(114)	(218)	—	—	—	—	(379)	(250)	(739)
—	—	—	(31)	(7)	44	—	—	—	(38)	(327)	50
4,317	2,063	2,007	(120)	(189)	88	(93)	(75)	(83)	13,444	10,533	11,229
$2,588	$570	$708	$222	$303	$48	$11	$20	$8	3,207	(10)	1,134

									319	345	390
									134	355	(46)
									631	383	322
									37	25	374
									(787)	(55)	761
									334	1,053	1,801
									2,873	(1,063)	(667)
									(164)	(618)	(261)
									640	(241)	231
									$2,397	$(204)	$(637)
Capital Expenditures (1)

	2017			2016
	Net (2) expenditures	Non-cash and fair value changes (2) (3)	Capitalized costs	Net expenditures (proceeds)	Non-cash and fair value changes (3)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America (4)	$160	$(184)	$(24)	$17	$(211)	$(194)
North Sea	—	—	—	—	—	—
Offshore Africa	15	—	15	9	(18)	(9)
Oil Sands Mining and Upgrading	142	117	259	—	—	—
	$317	$(67)	$250	$26	$(229)	$(203)

Property, plant and equipment
Exploration and Production
North America	$2,815	$354	$3,169	$1,143	$(36)	$1,107
North Sea	160	95	255	126	60	186
Offshore Africa	89	12	101	142	(26)	116
	3,064	461	3,525	1,411	(2)	1,409
Oil Sands Mining and Upgrading (5)	9,592	5,454	15,046	2,718	(23)	2,695
Midstream (6) (7)	80	114	194	(315)	(28)	(343)
Head office	19	—	19	17	—	17
	$12,755	$6,029	$18,784	$3,831	$(53)	$3,778

(1)	This table provides a reconciliation of capitalized costs including derecognitions and does not include the impact of foreign exchange adjustments.

(2)
Net expenditures on exploration and evaluation assets and property, plant and equipment for the year ended December 31, 2017 exclude non-cash share consideration of $3,818 million issued on the acquisition of AOSP and other assets. This non-cash consideration is included in non-cash and other fair value changes.

(3)	Asset retirement obligations, transfers of exploration and evaluation assets, transfers of property, plant and equipment to inventory due to change in use, and other fair value adjustments.

(4)	The above noted figures for 2017 do not include the impact of a pre-tax cash gain of $35 million (2016 - $32 million pre-tax cash gain) on the disposition of exploration and evaluation assets.

(5)	Net expenditures for Oil Sands Mining and Upgrading include capitalized interest and share-based compensation.

(6)	The above noted figures for 2016 do not include a pre-tax cash and non-cash gain of $218 million on the disposition of certain Midstream assets to Inter Pipeline.

(7)	The above noted figures for 2017 include the impact of a pre-tax non-cash revaluation gain of $114 million ($83 million after-tax) related to a previously held joint interest in a pipeline system.
Segmented Assets

	2017	2016
Exploration and Production
North America	$28,705	$28,892
North Sea	1,854	2,269
Offshore Africa	1,331	1,580
Other	29	29
Oil Sands Mining and Upgrading	40,559	24,852
Midstream	1,279	912
Head office	110	114
	$73,867	$58,648